LIQUIDITY and GOING CONCERN	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
LIQUIDITY and GOING CONCERN
LIQUIDITY and GOING CONCERN

2. LIQUIDITY AND GOING CONCERN

The Company has cash and cash equivalents of $8,351,945 and net working capital of $6,042,208 (exclusive of convertible notes payable) as of June 30, 2022. The Company anticipates that it will record losses from operations for the foreseeable future. The Company believes that it has enough available cash to operate until June 30, 2023. As of June 30, 2022, the Company’s accumulated deficit was $95,827,137. The Company has had limited capital resources and intends to seek additional cash via equity and debt offerings.

On July 29, 2022, the Company filed a Form S-1 registration statement for a proposed new offering of 3 million shares of its common stock with an anticipated offering price of $2.00 per share. Concurrent with, and as a condition to, the offering, Know Labs will apply to uplist its shares to the NYSE American Exchange. The closing of this offering is contingent upon the successful listing of our common stock on NYSE American.

The proceeds of warrants currently outstanding, which could be exercised on a cash basis, may generate potential proceeds of up to $16,383,908.

If the new offering referenced above is not successful or the warrants are not exercised, the cash conditions may raise substantial doubt about our ability to continue as a going concern. The audit report prepared by the Company’s independent registered public accounting firm relating to our consolidated financial statements for the year ended September 30, 2021 did not include an explanatory paragraph expressing the substantial doubt about the Company’s ability to continue as a going concern.

2. LIQUIDITY

The Company has cash of approximately $12,258,218 and net working capital of approximately $10,092,586 (exclusive of convertible notes payable and right of use asset and liabilities) as of September 30, 2021.The Company anticipates that it will record losses from operations for the foreseeable future. The Company believes that it has enough available cash to operate until December 2023. As of September 30, 2021, the Company’s accumulated deficit was $81,326,494. The Company has had limited capital resources and intends to seek additional cash via equity and debt offerings. .

On March 15, 2021, the Company closed private placement for gross proceeds of $14,209,000 in exchange for issuing 8% Subordinated Convertible Notes and 3,552,250 Warrants in a private placement to accredited investors, pursuant to a series of substantially identical Securities Purchase Agreements, Common Stock Warrants, and related documents. The Convertible Notes and accrued interest will be automatically converted to Common Stock at $2.00 per share on the one year anniversary starting on March 15, 2022.

See Note 15 for discussion of transactions subsequent to September 30, 2021 that generated additional cash for the Company.